Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 8,298	$ 5,355
Deferred charges and prepaid expenses	9,001	4,624
Deposits receivable	4,428	3,436
Advances to suppliers	1,534	1,626
Hedging derivative	1,240	508
Other	1,075	866
Other accounts receivable and prepaid expenses, Total	$ 25,576	$ 16,415